Notes to the Consolidated Statements of Financial Position - Summary Of Deferred Tax Assets And Liabilities (Details) - EUR (€) € in Millions	Sep. 30, 2021	Sep. 30, 2020
Deferred tax assets and liabilities [abstract]
Deferred taxes , Assets	€ 32.2	€ 24.9
Offset , Assets	(32.2)	(24.9)
Total, Assets	0.0	0.0
Deferred taxes , Liabilities	72.3	64.5
Offset , Liabilities	(32.2)	(24.9)
Total, Liabilities	€ 40.1	€ 39.6